PROJECT ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
PROJECT ASSETS
Schedule of project assets

	At December 31, 2014	At December 31, 2015
	$	$
Project assets—Acquisition cost	119,060	2,220
Project assets—EPC and other cost	185,451	111,911

	304,511	114,131

Current portion	235,228	111,317
Non-current portion	69,283	2,814